Segment reporting	12 Months Ended
Sep. 30, 2024
Segment reporting
Segment reporting

Note 16 - Segment reporting

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company currently has three main products from which revenue is earned and expenses are incurred: shiitake mushrooms, mu er fungus, and other edible fungi and other agricultural products. The operations of these product categories have similar economic characteristics. In particular, the Company uses the same or similar production processes, sells to the same or similar type of customers, and uses the same or similar methods to distribute these products. The resources required by these products share high similarity. Switching cost between different products is minimal. Production is primarily determined by sales orders received and market trends. Therefore, management, including the chief operating decision maker, primarily relies on the revenue data of different products in allocating resources and assessing performance. Based on management’s assessment, the Company has determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. Since June 2021, the Company’s operations have expanded into bulk agricultural commodity trading, such as cotton and corn bulk trading. The Company obtains control over these commodities as a principal from its suppliers before selling these commodities to its customers.

The following table presents revenue by major product categories (from third parties and related parties) for the years ended September 30, 2024, 2023, and 2022:

	For the years ended September 30,
	2024	2023	2022
Tapioca	-	$39,977,734	-
Corn	$30,971,188	27,430,969	$10,778,197
Shiitake	17,791,882	19,655,465	19,859,533
Mu Er	14,820,286	16,301,157	19,123,152
Cotton	-	5,547,927	47,950,345
Red dates	507,083	-	-
Cornstarch	-	1,338,782	-
Other products	31,493	112,853	1,502,152
Logistic services	9,400	-	-
Total	$64,131,332	$110,364,887	$99,213,379